Statements of Operations - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Revenues
Net earned premiums	$ 21,669,000	$ 23,702,000	$ 27,343,000
Net investment income	5,965,000	6,834,000	7,000,000
Net realized gains on investments, excluding other-than-temporary impairment losses	624,000	263,000	838,000
Total other-than-temporary impairment losses	(186,000)	0	0
Portion of net loss recognized in other comprehensive income, before taxes	92,000	0	0
Net other-than-temporary impairment losses recognized in earnings	(94,000)	0	0
Amortization of deferred gain on disposal of businesses	331,000	(228,000)	398,000
Fees and other income	101,000	147,000	139,000
Total revenues	28,596,000	30,718,000	35,718,000
Benefits, losses and expenses
Policyholder benefits	16,327,000	15,941,000	21,281,000
Underwriting, general and administrative expenses	6,689,000	7,755,000	9,935,000
Total benefits, losses and expenses	23,016,000	23,696,000	31,216,000
Income before provision for income taxes	5,580,000	7,022,000	4,502,000
Provision for income taxes	1,402,000	1,852,000	929,000
Net income	$ 4,178,000	$ 5,170,000	$ 3,573,000